Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes Tables [Abstract]
Schedule of provision for income taxes

The major components of provision for income taxes are as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Current tax expense	52	19	76
Deferred tax recovery	(393)	(419)	(412)
Income tax recovery	(341)	(400)	(336)

Schedule of statutory income tax rates

The reconciliation of the provision for income taxes to the amount of income taxes calculated using statutory income tax rates applicable to the Company in Canada is as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2021 – 27%, 2020 – 27%)	(2,486)	(4,938)	(44,832)
Change in recognized taxable temporary differences	(1,052)	(1,297)	—
Change in unrecognized deductible temporary differences and unused tax losses	2,280	4,680	33,554
Impact of rate differences between jurisdictions	258	293	—
Permanent differences and other	659	862	10,942
Income tax recovery	(341)	(400)	(336)

Schedule of deferred tax assets	The Company’s deferred tax assets are as follows:

	As at
	December 31, 2024	December 31, 2023
Non-capital losses	5,765	6,142
Total	5,765	6,142

Schedule of deferred tax liabilities	The Company’s deferred tax liabilities are as follows:

	As at
	December 31, 2024	December 31, 2023
Intangible assets	6,096	6,656
Right-of-use assets	290	512
	6,386	7,168

Deductible temporary differences deferred tax assets

The Company has deductible temporary differences for which no deferred tax assets are recognized as follows:

	As at
	December 31, 2024	December 31, 2023
Unused tax losses	234,902	237,115
Property and equipment	5,715	5,778
Lease liability	1,541	2,709
Equity investments	4,236	7,587
Intangible assets	30,768	31,934
Investment accounted for using the equity method	78,463	78,005
Debentures	1,782	5,595
Financing costs	885	1,720
Research and development expenditures	3,006	3,006
Investment in subsidiaries	3,752	3,742
Capital losses	5,886	6,511
Other	—	34
	370,936	383,736

Schedule of non capital losses expire

The Company’s non-capital losses expire as follows:

	As at
	December 31, 2024	December 31, 2023
Expires 2025	422	426
Expires 2026	804	829
Expires 2027	717	719
Expires 2028	480	480
Expires 2029	2,731	2,732
Expires 2030	2,102	3,120
Expires 2031	1,391	3,439
Expires 2032	4,755	6,432
Expires 2033	9,292	10,297
Expires 2034	10,359	10,264
Expires 2035	14,208	15,609
Expires 2036	25,575	28,528
Expires 2037	27,374	31,963
Expires 2038	27,650	31,264
Expires 2039	20,109	25,580
Expires 2040	16,371	13,708
Expires 2041	24,493	20,816
Expires 2042	32,595	32,773
Expires 2043	17,659	21,823
Expires 2044	17,561	—
	256,648	260,802